Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net, beginning balance	$ 118	$ 0
Recognized in statement of income	(750)	1,832
Recognized in equity	453
Acquired in business combinations	416
Other	88	(1,714)
Net, ending balance	325	118
Deferred tax liabilities
Net, beginning balance	(1,276)	(692)
Recognized in statement of income	389	(2,315)
Acquired in business combinations	(443)
Other	(86)	1,731
Net, ending balance	(1,416)	(1,276)
Net deferred tax liabilities
Beginning balance	(1,158)	(692)
Recognized in statement of income	(361)	(483)
Recognized in equity	453	0
Acquired in business combinations	(27)	0
Other	2	17
Ending balance	(1,091)	(1,158)
Non-capital loss carry forwards
Deferred tax assets
Gross, beginning balance	1,402	654
Recognized in statement of income	(200)	748
Recognized in equity	453
Acquired in business combinations	416
Gross, ending balance	2,071	1,402
Net capital loss carry forwards
Deferred tax assets
Gross, beginning balance	0
Recognized in statement of income	4
Gross, ending balance	4	0
Unrealised foreign exchange gains (losses)
Deferred tax liabilities
Gross, beginning balance	(1,203)	(26)
Recognized in statement of income	1,124	(1,177)
Gross, ending balance	(79)	(1,203)
Reserves
Deferred tax assets
Gross, beginning balance	126	319
Recognized in statement of income	612	(193)
Gross, ending balance	738	126
Property, plant and equipment and other assets
Deferred tax assets
Gross, beginning balance	895	303
Recognized in statement of income	(450)	592
Gross, ending balance	445	895
Deferred tax liabilities
Gross, beginning balance	(373)	(559)
Recognized in statement of income	13	186
Gross, ending balance	(360)	(373)
Pension
Deferred tax assets
Gross, beginning balance	0	52
Recognized in statement of income		(52)
Gross, ending balance		0
Deferred tax liabilities
Gross, beginning balance	(65)	0
Recognized in statement of income	(24)	(65)
Gross, ending balance	(89)	(65)
Financing charges
Deferred tax assets
Gross, beginning balance	1,264	372
Recognized in statement of income	(721)	892
Gross, ending balance	543	1,264
Other
Deferred tax assets
Gross, beginning balance	48	186
Recognized in statement of income	5	(155)
Other	3	17
Gross, ending balance	56	48
Deferred tax liabilities
Gross, beginning balance	(345)	(466)
Recognized in statement of income	(105)	121
Other	(1)
Gross, ending balance	(451)	(345)
Reclassification
Deferred tax assets
Reclassification, beginning balance	(3,617)	(1,886)
Other	85	(1,731)
Reclassification, ending balance	(3,532)	(3,617)
Deferred tax liabilities
Reclassification, beginning balance	3,617	1,886
Other	(85)	1,731
Reclassification, ending balance	3,532	3,617
Contract asset
Deferred tax liabilities
Gross, beginning balance	(2,620)	(1,133)
Recognized in statement of income	(1,003)	(1,487)
Gross, ending balance	(3,623)	(2,620)
Intangible assets
Deferred tax assets
Acquired in business combinations	(443)
Deferred tax liabilities
Gross, beginning balance	(287)	(394)
Recognized in statement of income	384	107
Gross, ending balance	$ (346)	$ (287)